Income Taxes - Principal Components of Deferred Income Tax Asset and Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Accrued expenses and payroll	¥ 93,938	$ 13,231	¥ 159,817
Tax loss carry forward	548,814	77,299	491,311
Unrealized other loss	11,230	1,582	5,876
Provision for impairment of investments	42,322	5,961	39,300
Provision for allowance of credit losses	38,818	5,467	42,050
Provision for contingent liability	24,750	3,486	24,750
Others	9,080	1,279	6,804
Gross deferred tax assets	768,952	108,305	769,908
Valuation allowance	(319,780)	(45,040)	(333,467)	¥ (271,813)	¥ (60,628)
Net deferred tax assets	431,494	60,775	436,441
Net deferred tax assets	449,172	63,265	436,441
Deferred tax liabilities:
Unrealized investment income	65,325	9,201	44,414
Timing difference on revenue recognition	16,895	2,380
Dividend withholding tax	15,260	2,149	20,000
Acquired deferred tax liabilities (Note 7)	182,602	25,719	185,354
Net deferred tax liabilities	¥ 280,082	$ 39,449	¥ 249,768